Earning Per Share - Additional Information (Detail) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Shares excluded from the calculation of diluted EPS options and RSUs since their effect is anti-dilutive	3,165	4,995	3,365